LOSS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2021
Schedule of loss per share calculation

Loss per share is calculated as follows:

	For the six months	For the six months	For the six months
	ended June 30,	ended June 30,	ended June 30,
	2020	2021	2021
	RMB	RMB	US$
			(Note 3)
Numerator:

Net loss attributable to ordinary shareholders before change in redeemable noncontrolling interest	362,696,339	(120,550,369)	(18,670,875)
Change in redeemable noncontrolling interest	(738,246)	—	—
Net loss attributable to ordinary shareholders	361,958,093	(120,550,369)	(18,670,875)

Denominator:

Denominator for basic and diluted loss per share – weighted-average shares outstanding	115,876,017	337,171,164	337,171,164

Loss per share
- Basic and diluted	3.12	(0.37)	(0.06)